RELATED PARTY TRANSACTIONS (Schedule of Amounts Due From and to Related Parties, Excluding Direct Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total amount due from related parties	$ 4,392	$ 8,557
Allowance for expected credit losses	3,266	6,988
Total loans to related parties - associated companies, long-term	45,000	45,000
Total amount due to related parties	1,936	1,295
Frontline Shipping
Related Party Transaction [Line Items]
Total amount due to related parties	1,788	1,252
Frontline
Related Party Transaction [Line Items]
Total amount due from related parties	3,854	3,633
Total amount due to related parties	2	2
Seadrill
Related Party Transaction [Line Items]
Total amount due from related parties	0	3,643
Golden Ocean
Related Party Transaction [Line Items]
Total amount due from related parties	374	4,453
Total amount due to related parties	141	36
Seatankers
Related Party Transaction [Line Items]
Total amount due from related parties	0	77
Sloane Square Capital
Related Party Transaction [Line Items]
Total amount due from related parties	183	0
Other related parties
Related Party Transaction [Line Items]
Total amount due from related parties	1	1
Total amount due to related parties	5	5
Affiliated Entity
Related Party Transaction [Line Items]
Allowance for expected credit losses	30	3,255
River Box
Related Party Transaction [Line Items]
Total amount due from related parties	10	5
Total loans to related parties - associated companies, long-term	$ 45,000	$ 45,000